UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024—February 28, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Municipal Low Duration Fund Investor Shares

Market Liquidity Fund Investor Shares

Vanguard Municipal Low Duration Fund

Investor Shares

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Municipal Low Duration Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$0	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of February 28, 2025)

1 to 7 Days	96.7%
8 to 30 Days	0.3%
61 to 90 Days	0.2%
91 to 180 Days	2.8%
Over 180 Days	0.5%
Other Assets and Liabilities—Net	(0.5%)

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$4,189
Number of Portfolio Holdings	243
Portfolio Turnover Rate	0%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1143

Vanguard Market Liquidity Fund

Investor Shares

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Market Liquidity Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$0	0.005%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of February 28, 2025)

1 to 7 Days	50.6%
8 to 30 Days	17.6%
31 to 60 Days	22.0%
61 to 90 Days	7.1%
91 to 180 Days	3.1%
Over 180 Days	0.7%
Other Assets and Liabilities—Net	(1.1%)

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$80,013
Number of Portfolio Holdings	190

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1142

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended February 28, 2025
Vanguard CMT Funds
Vanguard Market Liquidity Fund
Vanguard Municipal Low Duration Fund

Contents
Market Liquidity Fund	1
Municipal Low Duration Fund	11

Market Liquidity Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (15.6%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	4.365%	3/1/25	19,085	19,087
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	4.365%	3/1/25	17,700	17,702
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	4.365%	3/1/25	10,282	10,283
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	4.370%	3/1/25	7,735	7,736
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	4.370%	3/1/25	7,400	7,401
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.400%	3/1/25	33,953	33,960
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.135%	4.495%	3/3/25	12,200	12,206
	Federal Home Loan Banks Discount Notes	4.241%–4.495%	3/5/25	640,054	639,902
	Federal Home Loan Banks Discount Notes	4.330%–4.347%	3/7/25	228,562	228,454
	Federal Home Loan Banks Discount Notes	4.194%–4.499%	3/12/25	422,445	421,994
	Federal Home Loan Banks Discount Notes	4.365%–4.375%	3/14/25	180,367	180,132
	Federal Home Loan Banks Discount Notes	4.241%–4.317%	3/19/25	309,944	309,356
	Federal Home Loan Banks Discount Notes	4.355%	3/20/25	300	299
	Federal Home Loan Banks Discount Notes	4.247%–4.504%	3/21/25	283,728	283,123
	Federal Home Loan Banks Discount Notes	4.257%–4.344%	3/26/25	222,560	221,955
	Federal Home Loan Banks Discount Notes	4.336%–4.338%	3/28/25	159,699	159,227
	Federal Home Loan Banks Discount Notes	4.240%	4/2/25	35,244	35,119
	Federal Home Loan Banks Discount Notes	4.257%–4.346%	4/4/25	271,890	270,862
	Federal Home Loan Banks Discount Notes	4.267%–4.288%	4/9/25	202,719	201,833
	Federal Home Loan Banks Discount Notes	4.333%–4.338%	4/11/25	97,014	96,567
	Federal Home Loan Banks Discount Notes	4.347%–4.441%	4/16/25	314,802	313,165
	Federal Home Loan Banks Discount Notes	4.430%	4/23/25	71,601	71,169
	Federal Home Loan Banks Discount Notes	4.339%	5/2/25	32,729	32,497
[2]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	279,300	279,321
[2]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	217,400	217,416
[2]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	146,300	146,313
[2]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	143,200	143,212
[2]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	123,500	123,510
[2]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	109,800	109,810
[2]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	109,200	109,208
[2]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	73,300	73,306
[2]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	73,200	73,207
[2]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	73,100	73,105
[2]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	36,100	36,102
[2]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	21,800	21,802
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	442,800	442,830
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	56,000	55,985
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	38,000	37,990
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.345%	3/3/25	38,000	37,991
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/2/25	16,700	16,702
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	324,900	324,923
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	279,300	279,330
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	235,700	235,725
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	167,400	167,413
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	148,200	148,211
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	148,200	148,211
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	140,600	140,616
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	140,600	140,614
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	138,600	138,614
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	106,900	106,911
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	88,000	88,009
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	53,300	53,305
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	53,000	53,004
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	38,300	38,304
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	36,400	36,404
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	21,800	21,802
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	21,200	21,202
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	282,700	282,730
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	235,700	235,725
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	145,000	145,016
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	144,340	144,356
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	112,100	112,112
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	110,800	110,810
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	110,700	110,710
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	109,300	109,309
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	109,200	109,212
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	106,700	106,712
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	96,600	96,610
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	85,400	85,408
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	73,700	73,708
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	73,600	73,606
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	69,900	69,907

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	65,600	65,607
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	60,100	60,106
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	51,000	51,006
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	41,500	41,504
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	38,015	38,018
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	37,985	37,989
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	37,200	37,204
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/2/25	249,970	250,002
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/2/25	112,600	112,615
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	235,700	235,729
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	167,400	167,421
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	149,875	149,894
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	134,400	134,418
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	133,900	133,912
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	110,700	110,715
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	110,500	110,515
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	101,800	101,809
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	92,100	92,110
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	80,800	80,807
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	73,200	73,207
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	67,900	67,906
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	67,000	67,006
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	51,000	51,006
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	36,200	36,204
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/4/25	74,300	74,310
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	133,900	133,917
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	60,505	60,512
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	37,400	37,405
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.380%	3/2/25	46,090	46,097
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.380%	3/3/25	21,690	21,693
[2]	Federal Home Loan Banks, SOFR + 0.025%	4.385%	3/3/25	38,600	38,607
[2]	Federal Home Loan Banks, SOFR + 0.025%	4.385%	3/3/25	34,000	34,006
[2]	Federal Home Loan Banks, SOFR + 0.025%	4.385%	3/3/25	31,900	31,905
[2]	Federal Home Loan Banks, SOFR + 0.025%	4.385%	3/3/25	23,625	23,627
[3]	Freddie Mac Discount Notes	4.343%	3/10/25	54,394	54,349
[3]	Freddie Mac Discount Notes	4.332%	3/12/25	12,901	12,887
[3]	Freddie Mac Discount Notes	4.333%	3/21/25	35,674	35,598
Total U.S. Government Agency Debt (Cost $12,490,291)					12,491,991
U.S. Treasury Debt (47.9%)
	United States Treasury Bill	3.668%–4.297%	3/4/25	2,814,000	2,813,668
	United States Treasury Bill	4.134%	3/6/25	500,000	499,824
	United States Treasury Bill	3.973%	3/11/25	500,000	499,526
	United States Treasury Bill	4.143%–4.267%	3/13/25	1,726,000	1,723,958
	United States Treasury Bill	3.968%	3/18/25	800,000	798,583
	United States Treasury Bill	4.134%	3/20/25	1,250,000	1,247,503
	United States Treasury Bill	3.664%–3.982%	3/25/25	2,500,000	2,493,537
	United States Treasury Bill	4.143%–4.366%	3/27/25	2,772,600	2,764,791
	United States Treasury Bill	3.973%	4/1/25	1,750,000	1,744,023
	United States Treasury Bill	4.153%	4/3/25	1,000,000	996,349
	United States Treasury Bill	3.973%	4/8/25	1,750,000	1,742,615
	United States Treasury Bill	4.114%	4/10/25	2,000,000	1,991,059
	United States Treasury Bill	3.973%	4/15/25	2,000,000	1,989,871
	United States Treasury Bill	4.377%–4.379%	4/17/25	500,000	497,356
	United States Treasury Bill	3.968%–4.131%	4/22/25	2,987,000	2,969,431
	United States Treasury Bill	4.227%	4/24/25	781,000	776,228
	United States Treasury Bill	3.968%–4.174%	4/29/25	3,852,000	3,826,201
	United States Treasury Bill	4.139%	5/6/25	402,327	399,316
	United States Treasury Bill	4.192%	5/15/25	1,437,000	1,424,762
	United States Treasury Bill	4.237%	5/22/25	2,000,000	1,981,333
	United States Treasury Bill	4.116%	5/27/25	784,000	776,244
	United States Treasury Bill	4.116%	6/10/25	350,000	345,957
	United States Treasury Bill	4.141%	6/17/25	353,000	348,629
	United States Treasury Bill	4.126%	6/24/25	303,300	299,301
	United States Treasury Bill	4.213%	7/3/25	762,361	751,549
	United States Treasury Bill	4.267%	7/24/25	781,000	768,048
	United States Treasury Bill	4.259%	8/28/25	602,492	590,159
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	4.390%	3/4/25	101,000	101,144
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	4.410%	3/4/25	159,291	159,466
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	4.422%	3/4/25	682,914	684,233
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	4.485%	3/4/25	357,298	358,066
Total U.S. Treasury Debt (Cost $38,352,083)					38,362,730
U.S. Treasury Repurchase Agreements (37.6%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 2/28/25, Repurchase Value $464,169,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–1.625%, 10/15/26–7/15/32, and U.S. Treasury Note/Bond 0.625%–4.875%, 3/31/26–11/15/34, with a value of $473,280,000)	4.360%	3/3/25	464,000	464,000
	Banco Santander SA (Dated 2/28/25, Repurchase Value $362,132,000, collateralized by U.S. Treasury Inflation Indexed Note 0.750%–1.500%, 2/15/45–2/15/53, and U.S. Treasury Note/Bond 0.375%–4.875%, 6/30/25–2/15/49, with a value of $369,240,000)	4.360%	3/3/25	362,000	362,000

Market Liquidity Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of Montreal (Dated 2/28/25, Repurchase Value $109,040,000, collateralized by U.S. Treasury Note/Bond 2.375%–4.500%, 5/15/51–11/15/54, with a value of $111,180,000)	4.350%	3/3/25	109,000	109,000
Bank of Montreal (Dated 2/28/25, Repurchase Value $46,016,000, collateralized by U.S. Treasury Bill 0.000%, 3/4/25–7/10/25, with a value of $46,920,000)	4.300%	3/3/25	46,000	46,000
Bank of Montreal (Dated 2/5/25, Repurchase Value $34,114,000, collateralized by U.S. Treasury Bill 0.000%, 8/7/25, with a value of $34,680,000)	4.305%	3/5/25	34,000	34,000
Bank of Nova Scotia (Dated 2/28/25, Repurchase Value $362,132,000, collateralized by U.S. Treasury Bill 0.000%, 3/11/25–8/7/25, U.S. Treasury Inflation Indexed Note 0.125%–0.375%, 7/15/25–2/15/52, and U.S. Treasury Note/Bond 0.250%–4.750%, 3/31/25–11/15/53, with a value of $369,240,000)	4.360%	3/3/25	362,000	362,000
Barclays Bank plc (Dated 2/28/25, Repurchase Value $289,105,000, collateralized by U.S. Treasury Note/Bond 0.500%–4.875%, 7/31/25–11/15/53, with a value of $294,780,000)	4.360%	3/3/25	289,000	289,000
Barclays Bank plc (Dated 1/30/25, Repurchase Value $319,861,000, collateralized by U.S. Treasury Note/Bond 0.500%–4.750%, 3/31/25–8/15/54, with a value of $324,360,000)	4.300%	3/20/25	318,000	318,000
BNP Paribas Securities Corp. (Dated 1/17/25, Repurchase Value $148,034,000, collateralized by U.S. Treasury Floating Rate Note 4.460%, 10/31/26, U.S. Treasury Inflation Indexed Note 0.125%–2.125%, 10/15/26–2/15/53, and U.S. Treasury Note/Bond 4.625%, 4/30/31, with a value of $149,940,000)	4.290%	3/17/25	147,000	147,000
BNP Paribas Securities Corp. (Dated 1/30/25, Repurchase Value $717,183,000, collateralized by U.S. Treasury Floating Rate Note 4.424%, 4/30/25, U.S. Treasury Inflation Indexed Note 0.125%–2.125%, 10/15/26–2/15/54, and U.S. Treasury Note/Bond 0.375%–1.875%, 7/31/26–7/31/27, with a value of $727,260,000)	4.310%	3/20/25	713,000	713,000
BNP Paribas Securities Corp. (Dated 1/21/25, Repurchase Value $265,856,000, collateralized by U.S. Treasury Bill 0.000%, 4/24/25, U.S. Treasury Floating Rate Note 4.460%–4.500%, 1/31/26–10/31/26, U.S. Treasury Inflation Indexed Note 0.125%–3.875%, 1/15/27–2/15/47, and U.S. Treasury Note/Bond 0.375%–5.000%, 7/15/25–11/15/51, with a value of $269,280,000)	4.290%	3/21/25	264,000	264,000
BNP Paribas Securities Corp. (Dated 1/23/25, Repurchase Value $267,906,000, collateralized by U.S. Treasury Floating Rate Note 4.500%, 1/31/26, U.S. Treasury Inflation Indexed Note 0.125%–2.125%, 1/15/27–2/15/54, and U.S. Treasury Note/Bond 0.875%–3.000%, 7/31/26–2/15/48, with a value of $271,320,000)	4.300%	3/24/25	266,000	266,000
BNP Paribas Securities Corp. (Dated 2/10/25, Repurchase Value $67,474,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%, 4/15/27–1/15/32, and U.S. Treasury Note/Bond 0.750%, 3/31/26, with a value of $68,340,000)	4.320%	4/10/25	67,000	67,000
BNP Paribas Securities Corp. (Dated 2/19/25, Repurchase Value $56,410,000, collateralized by U.S. Treasury Floating Rate Note 4.500%, 1/31/26, and U.S. Treasury Inflation Indexed Note 0.375%–2.125%, 1/15/27–2/15/44, with a value of $57,120,000)	4.320%	4/21/25	56,000	56,000
Canadian Imperial Bank of Commerce (Dated 2/5/25, Repurchase Value $204,684,000, collateralized by U.S. Treasury Bill 0.000%, 3/18/25, U.S. Treasury Inflation Indexed Note 0.125%–3.625%, 1/15/26–2/15/48, and U.S. Treasury Note/Bond 0.875%–1.125%, 6/30/26–11/15/30, with a value of $208,080,000)	4.310%	3/5/25	204,000	204,000
Canadian Imperial Bank of Commerce (Dated 2/6/25, Repurchase Value $20,084,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–1.750%, 1/15/28–2/15/51, and U.S. Treasury Note/Bond 0.750%–1.750%, 3/15/25–11/15/30, with a value of $20,400,000)	4.310%	3/13/25	20,000	20,000
Canadian Imperial Bank of Commerce (Dated 1/30/25, Repurchase Value $686,001,000, collateralized by U.S. Treasury Bill 0.000%, 4/10/25–8/28/25, U.S. Treasury Inflation Indexed Note 0.125%–1.875%, 4/15/27–2/15/48, and U.S. Treasury Note/Bond 0.375%–5.000%, 10/31/25–11/15/53, with a value of $695,640,000)	4.310%	3/20/25	682,000	682,000
Canadian Imperial Bank of Commerce (Dated 2/28/25, Repurchase Value $78,197,000, collateralized by U.S. Treasury Bill 0.000%, 6/10/25, U.S. Treasury Inflation Indexed Note 0.125%–2.375%, 7/15/26–2/15/43, and U.S. Treasury Note/Bond 0.375%–5.000%, 10/31/25–8/15/51, with a value of $79,560,000)	4.330%	3/21/25	78,000	78,000
Citigroup Global Markets Ltd. (Dated 2/26/25, Repurchase Value $1,464,232,000, collateralized by U.S. Treasury Inflation Indexed Note 1.625%, 10/15/29, and U.S. Treasury Note/Bond 1.625%–4.375%, 8/15/29–12/31/29, with a value of $1,492,328,000)	4.330%	3/5/25	1,463,000	1,463,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/28/25, Repurchase Value $419,152,000, collateralized by U.S. Treasury Note/Bond 1.375%–1.625%, 9/30/26–12/31/28, with a value of $427,380,000)	4.360%	3/3/25	419,000	419,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/28/25, Repurchase Value $161,058,000, collateralized by U.S. Treasury Note/Bond 4.875%, 4/30/26, with a value of $164,220,000)	4.360%	3/3/25	161,000	161,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/25/25, Repurchase Value $143,120,000, collateralized by U.S. Treasury Note/Bond 4.000%, 2/15/34, with a value of $145,860,000)	4.320%	3/4/25	143,000	143,000
Deutsche Bank AG (Dated 2/27/25, Repurchase Value $489,413,000, collateralized by U.S. Treasury Note/Bond 4.500%–4.625%, 11/15/26–12/31/31, with a value of $499,201,000)	4.340%	3/6/25	489,000	489,000
Deutsche Bank AG (Dated 2/28/25, Repurchase Value $231,195,000, collateralized by U.S. Treasury Note/Bond 2.875%–6.125%, 11/15/27–5/15/49, with a value of $235,819,000)	4.340%	3/7/25	231,000	231,000
Deutsche Bank AG (Dated 2/28/25, Repurchase Value $42,036,000, collateralized by U.S. Treasury Note/Bond 3.875%, 2/15/43, with a value of $42,876,000)	4.350%	3/7/25	42,000	42,000
Federal Reserve Bank of New York (Dated 2/28/25, Repurchase Value $10,769,813,000, collateralized by U.S. Treasury Note/Bond 1.125%–4.500%, 11/15/29–8/15/39, with a value of $10,769,813,000)	4.250%	3/3/25	10,766,000	10,766,000
Fixed Income Clearing Corp. - Northern Trust (Dated 2/28/25, Repurchase Value $724,262,000, collateralized by U.S. Treasury Note/Bond 3.625%–4.000%, 2/29/28–3/31/28, with a value of $738,480,000)	4.350%	3/3/25	724,000	724,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 2/28/25, Repurchase Value $2,897,052,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.625%, 2/28/30–5/15/34, with a value of $2,968,400,000)	4.360%	3/3/25	2,896,000	2,896,000

Market Liquidity Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 2/28/25, Repurchase Value $2,172,789,000, collateralized by U.S. Treasury Note/Bond 0.500%–4.875%, 4/30/26–1/31/32, with a value of $2,215,440,000)	4.360%	3/3/25	2,172,000	2,172,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 2/28/25, Repurchase Value $724,259,000, collateralized by U.S. Treasury Note/Bond 4.625%, 10/15/26, with a value of $738,480,000)	4.300%	3/3/25	724,000	724,000
Goldman Sachs & Co. (Dated 2/26/25, Repurchase Value $439,370,000, collateralized by U.S. Treasury Note/Bond 2.750%, 8/15/32, with a value of $447,780,000)	4.330%	3/5/25	439,000	439,000
Goldman Sachs & Co. (Dated 2/28/25, Repurchase Value $290,245,000, collateralized by U.S. Treasury Bill 0.000%, 5/27/25, U.S. Treasury Inflation Indexed Note 0.625%, 2/15/43, and U.S. Treasury Note/Bond 2.375%, 4/30/26, with a value of $295,800,000)	4.350%	3/7/25	290,000	290,000
HSBC Securities USA Inc. (Dated 2/28/25, Repurchase Value $167,061,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–1.750%, 1/15/28–1/15/31, and U.S. Treasury Note/Bond 2.375%, 4/30/26–5/15/29, with a value of $170,340,000)	4.360%	3/3/25	167,000	167,000
JP Morgan Securities, LLC (Dated 2/28/25, Repurchase Value $326,118,000, collateralized by U.S. Treasury Note/Bond 4.125%, 7/31/31, with a value of $332,520,000)	4.360%	3/3/25	326,000	326,000
JP Morgan Securities, LLC (Dated 2/28/25, Repurchase Value $290,104,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%, 10/15/26, with a value of $295,800,000)	4.320%	3/3/25	290,000	290,000
MUFG Securities Americas Inc. (Dated 2/28/25, Repurchase Value $15,005,000, collateralized by U.S. Treasury Note/Bond 4.000%–4.125%, 2/28/30–7/31/31, with a value of $15,300,000)	4.360%	3/3/25	15,000	15,000
Nomura Securities International Inc. (Dated 2/28/25, Repurchase Value $73,027,000, collateralized by U.S. Treasury Bill 0.000%, 5/22/25–11/28/25, U.S. Treasury Inflation Indexed Note 0.125%–2.125%, 1/15/28–1/15/35, and U.S. Treasury Note/Bond 0.625%–4.375%, 12/31/25–5/15/41, with a value of $74,460,000)	4.360%	3/3/25	73,000	73,000
RBC Dominion Securities Inc. (Dated 2/28/25, Repurchase Value $33,012,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–2.125%, 7/15/26–2/15/40, with a value of $33,660,000)	4.360%	3/3/25	33,000	33,000
RBC Dominion Securities Inc. (Dated 1/30/25, Repurchase Value $159,931,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–2.125%, 1/15/26–2/15/54, and U.S. Treasury Note/Bond 0.500%–4.875%, 8/15/26–5/15/54, with a value of $162,180,000)	4.300%	3/20/25	159,000	159,000
Royal Bank of Canada (Dated 1/30/25, Repurchase Value $200,165,000, collateralized by U.S. Treasury Note/Bond 0.875%–4.750%, 7/15/25–7/31/31, with a value of $202,980,000)	4.300%	3/20/25	199,000	199,000
Royal Bank of Canada (Dated 2/6/25, Repurchase Value $618,081,000, collateralized by U.S. Treasury Note/Bond 1.125%–4.125%, 6/15/26–8/15/31, with a value of $624,240,000)	4.310%	4/30/25	612,000	612,000
Royal Bank of Canada (Dated 2/5/25, Repurchase Value $274,735,000, collateralized by U.S. Treasury Note/Bond 4.125%–4.500%, 7/31/26–7/31/31, with a value of $277,440,000)	4.310%	4/30/25	272,000	272,000
Royal Bank of Canada (Dated 2/3/25, Repurchase Value $152,695,000, collateralized by U.S. Treasury Note/Bond 0.875%–4.500%, 6/30/26–11/15/33, with a value of $154,020,000)	4.300%	5/8/25	151,000	151,000
SMBC Nikko Securities America (Dated 2/28/25, Repurchase Value $218,079,000, collateralized by U.S. Treasury Note/Bond 1.125%–4.750%, 4/30/26–2/15/52, with a value of $222,360,000)	4.355%	3/3/25	218,000	218,000
Societe Generale SA (Dated 2/25/25, Repurchase Value $143,120,000, collateralized by U.S. Treasury Note/Bond 2.875%–4.750%, 2/15/41–5/15/49, with a value of $145,860,000)	4.320%	3/4/25	143,000	143,000
Societe Generale SA (Dated 2/27/25, Repurchase Value $458,387,000, collateralized by U.S. Treasury Note/Bond 4.000%, 2/28/30, with a value of $467,160,000)	4.340%	3/6/25	458,000	458,000
Societe Generale SA (Dated 2/28/25, Repurchase Value $145,122,000, collateralized by U.S. Treasury Note/Bond 2.250%–2.875%, 8/15/46–5/15/49, with a value of $147,900,000)	4.340%	3/7/25	145,000	145,000
Standard Chartered Bank (Dated 2/28/25, Repurchase Value $435,158,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–3.375%, 7/15/26–2/15/42, and U.S. Treasury Note/Bond 0.250%–4.875%, 5/31/25–11/15/52, with a value of $443,861,000)	4.360%	3/3/25	435,000	435,000
Sumitomo Mitsui Banking Corp. (Dated 2/28/25, Repurchase Value $869,316,000, collateralized by U.S. Treasury Note/Bond 0.625%–6.250%, 2/15/26–2/15/54, with a value of $886,380,000)	4.360%	3/3/25	869,000	869,000
TD Securities (USA) LLC (Dated 2/28/25, Repurchase Value $73,027,000, collateralized by U.S. Treasury Note/Bond 3.625%–4.500%, 7/31/26–11/15/33, with a value of $74,460,000)	4.370%	3/3/25	73,000	73,000
Total U.S. Treasury Repurchase Agreements (Cost $30,078,000)				30,078,000
Total Investments (101.1%) (Cost $80,920,374)				80,932,721
Other Assets and Liabilities—Net (-1.1%)				(919,473)
Net Assets (100%)				80,013,248
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $50,842,374)	50,854,721
Repurchase Agreements (Cost $30,078,000)	30,078,000
Total Investments in Securities	80,932,721
Cash	1,992,137
Receivables for Accrued Income	69,216
Total Assets	82,994,074
Liabilities
Payables for Investment Securities Purchased	2,980,238
Payables for Distributions	449
Payables to Vanguard	139
Total Liabilities	2,980,826
Net Assets	80,013,248
At February 28, 2025, net assets consisted of:

Paid-in Capital	79,999,933
Total Distributable Earnings (Loss)	13,315
Net Assets	80,013,248

Net Assets
Applicable to 800,079,702 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	80,013,248
Net Asset Value Per Share	$100.01

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Interest	1,761,970
Total Income	1,761,970
Expenses
The Vanguard Group—Note B
Management and Administrative	1,884
Total Expenses	1,884
Net Investment Income	1,760,086
Realized Net Gain (Loss) on Investment Securities Sold	111
Change in Unrealized Appreciation (Depreciation) of Investment Securities	2,807
Net Increase (Decrease) in Net Assets Resulting from Operations	1,763,004

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,760,086	4,044,251
Realized Net Gain (Loss)	111	658
Change in Unrealized Appreciation (Depreciation)	2,807	14,652
Net Increase (Decrease) in Net Assets Resulting from Operations	1,763,004	4,059,561
Distributions
Total Distributions	(1,759,745)	(4,045,112)
Capital Share Transactions
Issued	440,248,760	771,642,894
Issued in Lieu of Cash Distributions	1,759,232	4,045,052
Redeemed	(443,376,088)	(772,514,368)
Net Increase (Decrease) from Capital Share Transactions	(1,368,096)	3,173,578
Total Increase (Decrease)	(1,364,837)	3,188,027
Net Assets
Beginning of Period	81,378,085	78,190,058
End of Period	80,013,248	81,378,085

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$100.00	$99.99	$99.97	$100.00	$100.00	$100.01
Investment Operations
Net Investment Income	2.322	5.409	4.393	.580	.090	1.205
Net Realized and Unrealized Gain (Loss) on Investments	.010	.011	.020	(.028)	—	(.010)
Total from Investment Operations	2.332	5.420	4.413	.552	.090	1.195
Distributions
Dividends from Net Investment Income	(2.322)	(5.409)	(4.393)	(.580)	(.090)	(1.205)
Distributions from Realized Capital Gains	—	(.001)	(.000)[1]	(.002)	—	—
Total Distributions	(2.322)	(5.410)	(4.393)	(.582)	(.090)	(1.205)
Net Asset Value, End of Period	$100.01	$100.00	$99.99	$99.97	$100.00	$100.00
Total Return	2.35%	5.56%	4.50%	0.55%	0.09%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$80,013	$81,378	$78,190	$89,850	$105,011	$93,626
Ratio of Total Expenses to Average Net Assets	0.005%	0.005%[2]	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to Average Net Assets	4.67%	5.41%	4.40%	0.53%	0.09%	1.09%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Distribution was less than $0.001 per share.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.005%.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Notes to Financial Statements
Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

Market Liquidity Fund
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	80,920,374
Gross Unrealized Appreciation	12,511
Gross Unrealized Depreciation	(164)
Net Unrealized Appreciation (Depreciation)	12,347
E.	Capital shares issued and redeemed were:

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	Shares (000)	Shares (000)
Issued	4,402,668	7,717,291
Issued in Lieu of Cash Distributions	17,593	40,455
Redeemed	(4,433,940)	(7,725,990)
Net Increase (Decrease) in Shares Outstanding	(13,679)	31,756
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
H.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Municipal Low Duration Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.5%)
Alaska (0.8%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	1.800%	3/6/25	9,390	9,390
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	1.810%	3/6/25	17,050	17,050
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	1.810%	3/6/25	6,485	6,485
					32,925
Arizona (0.7%)
[1]	Arizona IDA Multi Family Housing Revenue TOB VRDO	1.920%	3/3/25	20,000	20,000
[1,2]	Maricopa County IDA Multi Family Health, Hospital, Nursing Home Revenue TOB VRDO	2.010%	3/7/25	8,225	8,225
					28,225
California (3.1%)
[1]	California Educational Facilities Authority College & University Revenue TOB VRDO	1.870%	3/6/25	8,000	8,000
[1]	California Multi-Family Revenue TOB VRDO	1.800%	3/3/25	35,000	35,000
[1,2]	California Municipal Finance Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	1.600%	3/3/25	11,525	11,525
[1,3]	FHLMC Multifamily Certificates Revenue TOB VRDO	1.800%	3/3/25	39,600	39,600
	Los Angeles CA General Fund Revenue TRAN	5.000%	6/26/25	22,500	22,634
[1,2,4]	San Francisco CA City & County Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	1.850%	3/3/25	11,470	11,470
					128,229
Colorado (3.0%)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.700%	3/3/25	10,000	10,000
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.400%	3/5/25	3,480	3,480
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.000%	3/6/25	30,000	30,000
	Colorado State Education Loan Program Intergovernmental Agreement Revenue	5.000%	6/30/25	28,665	28,879
	Colorado State Education Loan Program Intergovernmental Agreement Revenue	5.000%	6/30/25	35,000	35,267
	Denver City & County School District No. 1 GO	5.000%	12/1/25	3,560	3,621
	Denver City & County School District No. 1 GO	5.000%	12/1/25	1,840	1,872
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.500%	3/3/25	11,400	11,400
					124,519
Connecticut (3.2%)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.840%	3/6/25	1,910	1,910
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.850%	3/6/25	13,000	13,000
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.700%	3/5/25	25,170	25,170
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.650%	3/5/25	94,750	94,750
					134,830
District of Columbia (0.7%)
[2]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	1.830%	3/5/25	1,450	1,450
[2]	District of Columbia Miscellaneous Revenue VRDO	1.830%	3/6/25	21,860	21,860
	District of Columbia Water & Sewer Authority Water Revenue VRDO	1.450%	3/3/25	4,600	4,600
					27,910
Florida (5.0%)
[1,2]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	3/3/25	21,390	21,390
[1,2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	3/3/25	36,510	36,510
[2]	Gainesville FL Utilities System Multiple Utility Revenue VRDO	1.580%	3/3/25	6,500	6,500
	JEA Water & Sewer System Water Revenue VRDO	2.300%	3/5/25	11,320	11,320
[2]	Miami-Dade County FL Recreational Revenue VRDO	1.850%	3/6/25	24,800	24,800
[1,2]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	1.700%	3/3/25	5,870	5,870
[1,2]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	1.700%	3/3/25	5,000	5,000
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	1.990%	3/5/25	36,700	36,700
	Orlando Utilities Commission Multiple Utility Revenue VRDO	1.990%	3/5/25	6,300	6,300
[1]	Tampa FL Water & Wastewater System Water Revenue TOB VRDO	1.890%	3/6/25	5,000	5,000
[1,2]	Volusia County FL Health, Hospital, Nursing Home Revenue TOB VRDO	1.800%	3/3/25	50,000	50,000
					209,390
Georgia (2.0%)
[1]	Georgia GO TOB VRDO	1.880%	3/6/25	9,375	9,375
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	1.750%	3/5/25	13,570	13,570
	Private Colleges & Universities Authority College & University Revenue VRDO	1.950%	3/5/25	59,670	59,670
					82,615

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii (0.2%)
[2]	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue VRDO	1.890%	3/6/25	9,250	9,250
Illinois (0.8%)
[2]	Aurora IL College & University Revenue VRDO	1.860%	3/6/25	5,000	5,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.770%	3/5/25	29,900	29,900
					34,900
Indiana (1.2%)
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.850%	3/3/25	14,450	14,450
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.350%	3/3/25	8,000	8,000
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/5/25	17,440	17,440
[2]	Indiana Finance Authority Industrial Revenue VRDO	2.150%	3/5/25	8,340	8,340
					48,230
Iowa (0.3%)
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	1.450%	3/3/25	13,700	13,700
Louisiana (3.0%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	1.520%	3/3/25	59,630	59,630
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	1.520%	3/3/25	7,790	7,790
[2]	Louisiana Gasoline & Fuels Sales Tax Revenue VRDO	1.500%	3/3/25	52,980	52,980
[2]	Louisiana Gasoline & Fuels Sales Tax Revenue VRDO	1.500%	3/3/25	6,825	6,825
					127,225
Maryland (1.9%)
	Maryland GO	5.000%	3/15/25	2,500	2,502
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	3/3/25	20,435	20,435
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	3/3/25	20,220	20,220
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.800%	3/6/25	10,000	10,000
[2,5]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue VRDO	0.800%	3/3/25	12,535	12,535
	Montgomery County MD GO VRDO	1.600%	3/3/25	15,750	15,750
					81,442
Massachusetts (7.5%)
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	1.700%	3/5/25	30,075	30,075
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	1.450%	3/3/25	8,105	8,105
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	1.600%	3/3/25	3,900	3,900
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.450%	3/3/25	9,350	9,350
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.600%	3/6/25	6,715	6,715
[1,2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.010%	3/7/25	4,200	4,200
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	1.600%	3/3/25	40,300	40,300
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.000%	3/6/25	92,500	92,500
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.980%	3/6/25	3,000	3,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.910%	3/6/25	30,000	30,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.930%	3/6/25	53,500	53,500
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.950%	3/6/25	34,300	34,300
					315,945
Michigan (4.0%)
[1]	Detroit Regional Convention Facility Authority Revenue TOB VRDO	1.910%	3/6/25	92,900	92,900
[2]	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.320%	3/3/25	6,100	6,100
[2]	Green Lake Township Economic Development Corp. Miscellaneous Revenue (Interlochen Center Project) VRDO	1.700%	3/3/25	16,500	16,500
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.750%	3/5/25	20,015	20,015
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.750%	3/5/25	11,205	11,205
	University of Michigan College & University Revenue VRDO	1.700%	3/6/25	20,985	20,985
					167,705
Minnesota (0.5%)
[1,2]	Bloomington Minnesota Multifamily Local or Guaranteed Housing Revenue TOB VRDO	1.700%	3/3/25	8,600	8,600
	Minnesota GO	5.000%	8/1/25	4,065	4,104
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.830%	3/6/25	6,540	6,540
					19,244
Mississippi (3.4%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	1.500%	3/3/25	28,200	28,200
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	1.500%	3/3/25	80,175	80,175
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.650%	3/3/25	12,715	12,715
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.650%	3/3/25	1,490	1,490
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.650%	3/3/25	5,420	5,420
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.650%	3/3/25	11,925	11,925

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.730%	3/5/25	2,200	2,200
					142,125
Missouri (2.0%)
[2]	Kansas City MO Special Obligation Revenue VRDO	1.900%	3/5/25	2,390	2,390
	Missouri Development Finance Board Miscellaneous Revenue VRDO	1.450%	3/3/25	24,900	24,900
	Missouri Development Finance Board Recreational Revenue VRDO	1.450%	3/3/25	28,425	28,425
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	1.450%	3/3/25	29,900	29,900
					85,615
Multiple States (0.2%)
[1,3]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	1.880%	3/6/25	8,200	8,200
Nebraska (0.2%)
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.400%	3/5/25	6,685	6,685
Nevada (0.2%)
[2]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	1.930%	3/6/25	10,000	10,000
New Hampshire (0.5%)
	New Hampshire Health & Education Facilities Authority Act College & University Revenue VRDO	1.450%	3/3/25	21,215	21,215
New Jersey (1.5%)
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.850%	3/6/25	11,800	11,800
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.850%	3/6/25	6,940	6,940
	New Jersey Rutgers State University College & University Revenue VRDO	1.530%	3/3/25	43,480	43,480
					62,220
New York (21.7%)
	Battery Park City Authority Miscellaneous Revenue VRDO	1.550%	3/3/25	17,800	17,800
[2]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue VRDO	1.500%	3/3/25	18,505	18,505
[2]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue VRDO	1.500%	3/3/25	2,175	2,175
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.350%	3/3/25	3,625	3,625
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.350%	3/3/25	25,225	25,225
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.500%	3/3/25	44,800	44,800
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.500%	3/3/25	11,400	11,400
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.500%	3/3/25	10,600	10,600
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.600%	3/3/25	18,840	18,840
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.600%	3/3/25	17,500	17,500
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.750%	3/6/25	5,225	5,225
	Nassau County IDA College & University Revenue VRDO	1.750%	3/3/25	23,000	23,000
	Nassau County Local Economic Assistance Corp. College & University Revenue VRDO	1.800%	3/6/25	5,035	5,035
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.920%	3/5/25	13,800	13,800
[2]	New York City Industrial Development Agency Lease (Appropriation) Revenue (New York Stock Exchange Project) VRDO	1.500%	3/3/25	17,345	17,345
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	1.500%	3/3/25	7,500	7,500
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	1.600%	3/3/25	20,785	20,785
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.350%	3/3/25	23,500	23,500
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.500%	3/3/25	12,300	12,300
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.600%	3/3/25	6,000	6,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.600%	3/3/25	20,000	20,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.700%	3/3/25	19,100	19,100
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.700%	3/3/25	27,380	27,380
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.750%	3/6/25	5,500	5,500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.350%	3/3/25	11,515	11,515
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.500%	3/3/25	27,190	27,190
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.600%	3/3/25	9,000	9,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.650%	3/3/25	46,845	46,845
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	1.500%	3/3/25	7,845	7,845
[2]	New York City Transitional Finance Authority Income Tax Revenue VRDO	1.850%	3/6/25	38,000	38,000
[2]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	1.900%	3/6/25	1,600	1,600
	New York City Trust for Cultural Resources Recreational Revenue VRDO	2.750%	3/6/25	7,245	7,245
	New York City Trust for Cultural Resources Recreational Revenue VRDO	2.750%	3/6/25	11,900	11,900
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	1.800%	3/5/25	4,500	4,500
	New York NY GO	5.000%	8/1/25	16,500	16,659
[1,2]	New York NY GO TOB VRDO	1.700%	3/3/25	20,500	20,500
	New York NY GO VRDO	1.350%	3/3/25	13,430	13,430
	New York NY GO VRDO	1.350%	3/3/25	2,900	2,900
[2]	New York NY GO VRDO	1.500%	3/3/25	6,200	6,200
	New York NY GO VRDO	1.500%	3/3/25	39,900	39,900
	New York NY GO VRDO	1.500%	3/3/25	7,000	7,000
[2]	New York NY GO VRDO	1.600%	3/3/25	15,000	15,000

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York NY GO VRDO	1.660%	3/3/25	3,575	3,575
[2]	New York NY GO VRDO	1.800%	3/6/25	7,310	7,310
[2]	New York NY GO VRDO	1.800%	3/6/25	5,145	5,145
[2]	New York State Dormitory Authority College & University Revenue VRDO	1.790%	3/6/25	5,445	5,445
[2]	New York State Dormitory Authority College & University Revenue VRDO	1.790%	3/6/25	4,975	4,975
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.450%	3/3/25	24,415	24,415
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.700%	3/5/25	6,900	6,900
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.800%	3/5/25	36,800	36,800
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.800%	3/5/25	9,385	9,385
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.650%	3/5/25	45,930	45,930
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.910%	3/6/25	35,300	35,300
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.910%	3/6/25	16,700	16,700
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.910%	3/6/25	8,100	8,100
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.350%	3/3/25	7,000	7,000
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.350%	3/3/25	4,175	4,175
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.500%	3/3/25	3,085	3,085
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.600%	3/3/25	10,600	10,600
[2]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	1.770%	3/5/25	8,100	8,100
					907,109
North Carolina (1.0%)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.400%	3/5/25	42,700	42,700
Ohio (6.8%)
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	1.780%	3/6/25	3,550	3,550
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	1.830%	3/6/25	4,150	4,150
[1,2]	Columbus Franklin County Ohio Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	1.700%	3/3/25	36,775	36,775
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	1.700%	3/5/25	20,000	20,000
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	1.750%	3/6/25	9,000	9,000
[1,2]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	3/3/25	28,130	28,130
[1,2,6]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	3/3/25	5,200	5,200
	Ohio GO	5.000%	3/1/25	1,350	1,350
	Ohio GO VRDO	2.350%	3/5/25	3,600	3,600
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.450%	3/3/25	46,215	46,215
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.700%	3/5/25	21,600	21,600
	Ohio Lease (Appropriation) Revenue (Parks & Recreation Improvement Fund Projects) VRDO	1.700%	3/5/25	11,490	11,490
	Ohio Lease (Appropriation) Revenue VRDO	1.750%	3/5/25	2,750	2,750
	Ohio State University College & University Revenue VRDO	1.700%	3/5/25	20,050	20,050
	Ohio State University College & University Revenue VRDO	2.350%	3/5/25	38,000	38,000
	Ohio State University College & University Revenue VRDO	2.350%	3/5/25	30,450	30,450
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	1.500%	3/3/25	3,400	3,400
					285,710
Oregon (0.5%)
	Oregon GO VRDO	1.450%	3/3/25	13,470	13,470
	Oregon GO VRDO	1.450%	3/3/25	3,845	3,845
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	1.840%	3/6/25	3,900	3,900
					21,215
Pennsylvania (5.8%)
[2]	Allegheny County IDA Private Schools Revenue VRDO	1.830%	3/6/25	1,400	1,400
	Butler County General Authority Miscellaneous Revenue VRDO	1.830%	3/6/25	5,630	5,630
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	6,375	6,379
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	5,055	5,107
[2]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	1.830%	3/5/25	19,585	19,585
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	1.500%	3/3/25	45,025	45,025
[2]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	1.930%	3/6/25	8,240	8,240
	Northampton County General Purpose Authority College & University Revenue VRDO	1.840%	3/6/25	19,800	19,800
[2]	Pennsylvania Economic Development Financing Authority Private Schools Revenue (Montessori Academy Inc. Project-C2) VRDO	1.930%	3/6/25	600	600
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	3/3/25	8,100	8,100
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.600%	3/3/25	32,800	32,800
[1,2]	Pennsylvania State Higher Educational Facilities Authority College & University Revenue TOB VRDO	1.890%	3/6/25	28,000	28,000
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	1.890%	3/6/25	1,700	1,700
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	1.650%	3/3/25	15,075	15,075
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	1.650%	3/3/25	6,900	6,900
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	1.550%	3/3/25	3,065	3,065
	Washington County Authority College & University Revenue VRDO	1.800%	3/6/25	33,435	33,435
					240,841

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Carolina (0.2%)
	Clover School District No. 2 BAN GO	5.000%	10/1/25	10,000	10,129
Tennessee (2.9%)
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	1.450%	3/3/25	67,600	67,600
[1,2]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	3/3/25	40,640	40,640
	Tennessee County Public Building Authority of Blount Intergovernmental Agreement Revenue VRDO	1.550%	3/3/25	12,525	12,525
					120,765
Texas (9.5%)
	Austin TX GO	5.000%	9/1/25	4,400	4,451
	Board of Regents of the University of Texas System College & University Revenue VRDO	1.950%	3/6/25	20,000	20,000
	Fort Worth TX GO	5.000%	3/1/25	9,055	9,055
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	1.700%	3/3/25	65,440	65,440
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.700%	3/3/25	22,840	22,840
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.800%	3/5/25	7,700	7,700
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.250%	3/5/25	4,000	4,000
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.700%	3/3/25	14,900	14,900
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.700%	3/3/25	65,515	65,515
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project) VRDO	1.750%	3/5/25	15,650	15,650
[2]	Houston TX Combined Utility System Water Revenue VRDO	1.780%	3/6/25	15,000	15,000
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.400%	3/5/25	5,000	5,000
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/6/25	5,000	5,000
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.050%	3/6/25	8,000	8,000
	Texas A&M University College & University Revenue	5.000%	5/15/25	6,500	6,530
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue VRDO	1.880%	3/6/25	19,100	19,100
	Texas GO VRDO	1.840%	3/5/25	16,485	16,485
	Texas GO VRDO	1.900%	3/5/25	22,020	22,020
[2]	Texas GO VRDO	1.900%	3/5/25	28,905	28,905
	Texas GO VRDO	1.990%	3/5/25	38,155	38,155
	Texas GO VRDO	2.400%	3/5/25	2,120	2,120
	Texas State University System College & University Revenue	5.000%	3/15/25	2,000	2,001
					397,867
Utah (0.7%)
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	1.800%	3/5/25	24,390	24,390
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.450%	3/5/25	5,300	5,300
					29,690
Vermont (0.3%)
[2]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	1.860%	3/5/25	12,305	12,305
Virginia (3.1%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.500%	3/3/25	2,800	2,800
	Fairfax County Economic Development Authority Recreational Revenue VRDO	1.800%	3/6/25	29,320	29,320
	Loudoun County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.770%	3/5/25	1,315	1,315
	Loudoun County Economic Development Authority Industrial Revenue VRDO	1.770%	3/5/25	5,000	5,000
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	1.770%	3/5/25	9,675	9,675
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	1.950%	3/5/25	59,400	59,400
	Virginia College Building Authority College & University Revenue (Richmond University Project) VRDO	1.450%	3/3/25	24,400	24,400
					131,910
Washington (1.0%)
	Washington GO	5.000%	7/1/25	1,190	1,199
	Washington GO	5.000%	7/1/25	2,755	2,776
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.940%	3/5/25	295	295
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	1.850%	3/6/25	15,000	15,000
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	1.890%	3/6/25	15,255	15,255
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	1.890%	3/6/25	6,440	6,440
					40,965
Wisconsin (0.9%)
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	1.300%	3/3/25	4,825	4,825
	Wisconsin GO	5.000%	5/1/25	2,600	2,609
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.800%	3/3/25	13,980	13,980
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	1.850%	3/6/25	7,125	7,125
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue VRDO	1.850%	3/6/25	10,635	10,635
					39,174

Municipal Low Duration Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wyoming (0.2%)
Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	1.900%	3/6/25	8,500	8,500
Total Tax-Exempt Municipal Bonds (Cost $4,211,111)				4,211,224
Total Investments (100.5%) (Cost $4,211,111)				4,211,224
Other Assets and Liabilities—Net (-0.5%)				(22,446)
Net Assets (100%)				4,188,778
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $856,625,000, representing 20.5% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
BAN—Bond Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Bank of America NA	$360,320,000
Toronto-Dominion Bank NA	254,730,000
Federal Home Loan Mortgage Corp.	134,670,000
Sumitomo Mitsui Banking Corp.	124,910,000
PNC Bank NA	122,105,000
JPMorgan Chase Bank NA	79,600,000
Barclays Bank plc	60,700,000
Royal Bank of Canada	56,840,000
Landesbank Hessen-Thueringen	33,800,000
US Bank NA	25,600,000
Other	50,035,000
Total	1,303,310,000

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,211,111)	4,211,224
Cash	77
Receivables for Investment Securities Sold	12,780
Receivables for Accrued Income	13,347
Total Assets	4,237,428
Liabilities
Payables for Investment Securities Purchased	48,635
Payables to Vanguard	15
Total Liabilities	48,650
Net Assets	4,188,778
At February 28, 2025, net assets consisted of:

Paid-in Capital	4,188,675
Total Distributable Earnings (Loss)	103
Net Assets	4,188,778

Net Assets
Applicable to 418,826,040 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,188,778
Net Asset Value Per Share	$10.00

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Interest	48,257
Total Income	48,257
Expenses
The Vanguard Group—Note B
Management and Administrative	172
Custodian Fees	27
Total Expenses	199
Expenses Paid Indirectly	(27)
Net Expenses	172
Net Investment Income	48,085
Realized Net Gain (Loss) on Investment Securities Sold	6
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(181)
Net Increase (Decrease) in Net Assets Resulting from Operations	47,910

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	48,085	109,637
Realized Net Gain (Loss)	6	3
Change in Unrealized Appreciation (Depreciation)	(181)	302
Net Increase (Decrease) in Net Assets Resulting from Operations	47,910	109,942
Distributions
Total Distributions	(48,116)	(109,648)
Capital Share Transactions
Issued	10,544,516	21,438,747
Issued in Lieu of Cash Distributions	48,116	109,645
Redeemed	(8,822,038)	(22,470,437)
Net Increase (Decrease) from Capital Share Transactions	1,770,594	(922,045)
Total Increase (Decrease)	1,770,388	(921,751)
Net Assets
Beginning of Period	2,418,390	3,340,141
End of Period	4,188,778	2,418,390

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024[1]	2023[1]	2022[1]	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Investment Operations
Net Investment Income	.139[2]	.337[2]	.275	.040	.006	.093
Net Realized and Unrealized Gain (Loss) on Investments	.002	.001	—	(.000)[3]	—	.000[3]
Total from Investment Operations	.141	.338	.275	.040	.006	.093
Distributions
Dividends from Net Investment Income	(.141)	(.338)	(.275)	(.040)	(.006)	(.093)
Distributions from Realized Capital Gains	—	(.000)[4]	—	(.000)[4]	—	—
Total Distributions	(.141)	(.338)	(.275)	(.040)	(.006)	(.093)
Net Asset Value, End of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Total Return	1.41%	3.43%	2.78%	0.39%	0.06%	0.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,189	$2,418	$3,340	$4,791	$6,653	$4,701
Ratio of Total Expenses to Average Net Assets	0.01%[5]	0.01%[5]	0.01%[5]	0.01%[5]	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	2.80%	3.37%	2.69%	0.35%	0.05%	0.84%
Portfolio Turnover Rate	0%	0%	N/A%[6]	N/A%[6]	N/A%[6]	N/A%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 10-for-1 share split as of the close of business on June 5, 2024.
2	Calculated based on average shares outstanding.
3	Amount was less than $0.001 per share.
4	Distribution was less than $0.001 per share.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
6	Not applicable. Portfolio Turnover Rate was not required due to former money market fund status.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Notes to Financial Statements
Vanguard Municipal Low Duration Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2025, custodian fee offset arrangements reduced the fund’s expenses by $27,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

Municipal Low Duration Fund
E.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,211,111
Gross Unrealized Appreciation	113
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	113
F.	During the six months ended February 28, 2025, the fund purchased $10,211,000 of investment securities and sold $0 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $468,180,000 and sales were $493,715,000, resulting in net realized gain (loss) of $0.
G.	Capital shares issued and redeemed were:

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	Shares (000)	Shares (000)
Issued	1,054,452	2,143,591
Issued in Lieu of Cash Distributions	4,811	10,963
Redeemed	(882,204)	(2,246,753)
Net Increase (Decrease) in Shares Outstanding	177,059	(92,199)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
CMT2 042025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard CMT Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	83,150,143,317	N/A	N/A	N/A
Mark Loughridge	83,150,143,317	N/A	N/A	N/A
Scott C. Malpass	83,150,143,317	N/A	N/A	N/A
John Murphy	83,150,143,317	N/A	N/A	N/A
Lubos Pastor	83,150,143,317	N/A	N/A	N/A
Rebecca Patterson	83,150,143,317	N/A	N/A	N/A
André F. Perold	83,150,143,317	N/A	N/A	N/A
Salim Ramji	83,150,143,317	N/A	N/A	N/A
Sarah Bloom Raskin	83,150,143,317	N/A	N/A	N/A
Grant Reid	83,150,143,317	N/A	N/A	N/A
David Thomas	83,150,143,317	N/A	N/A	N/A
Barbara Venneman	83,150,143,317	N/A	N/A	N/A
Peter F. Volanakis	83,150,143,317	N/A	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Management and Administrative expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 21, 2025

VANGUARD CMT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.